Expenses by nature - Schedule of income statement items by nature of cost (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Consulting and other purchased services	€ 65,783	€ 80,988	€ 141,631
Cost of services and change in inventory	13,681	11,417	190,086
Employee benefit expense other than share-based compensation	83,028	72,997	56,393
Share-based compensation expense	8,710	6,276	(5,215)
Raw materials and consumables used	21,982	14,113	12,723
Depreciation and amortization and impairment	19,586	16,853	44,285
Building and energy costs	13,908	13,088	14,696
Supply, office and IT costs	7,682	11,663	11,739
License fees and royalties	4,065	5,492	6,830
Advertising costs	16,781	13,361	7,343
Warehousing and distribution costs	5,790	3,939	1,898
Travel and transportation costs	3,197	2,700	2,208
Other expenses	3,593	4,432	2,329
OPERATING EXPENSES	€ 267,788	€ 257,320	€ 486,945